Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED MUNICIPAL SECURITIES FUND INC
Prospectus Date	rr_ProspectusDate	Mar. 30, 2017
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2017